Leases - Schedule of right-of-use assets (Detail) - 6 months ended Jun. 30, 2019 $ in Millions, $ in Millions		MXN ($)	USD ($)	[2]
Disclosure of quantitative information about right-of-use assets [line items]
Additions		$ 3,038
Disposals		(255)
Remeasurements		1,053
Depreciation		(3,717)
Effects of changes in foreign exchange rates		(32)
Ending balance	[1]	50,307	$ 2,619
At cost [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance		50,220
Real estate [member]
Disclosure of quantitative information about right-of-use assets [line items]
Additions		2,955
Disposals		(250)
Remeasurements		1,053
Depreciation		(3,531)
Effects of changes in foreign exchange rates		(5)
Ending balance		49,334
Real estate [member] | At cost [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance		49,112
Other [member]
Disclosure of quantitative information about right-of-use assets [line items]
Additions		83
Disposals		(5)
Depreciation		(186)
Effects of changes in foreign exchange rates		(27)
Ending balance		973
Other [member] | At cost [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance		$ 1,108

[1]	The Company initially adopted IFRS 16 at January 1st, 2019 using the modified retrospective method under which the comparative information is not restated. - See Note 2.4.1
[2]	Convenience translation to U.S. dollars ($) - See Note 2.2.3